Overview: Subsidiary Spin-Off (Details) (Amazonas Florstal, Inc., USD $)	Mar. 26, 2012	Mar. 16, 2012
Amazonas Florstal, Inc.
Ownership of Subsidiary-former Amazonas Shareholders		97.00%
Ownership Percentage-EGCT Shareholders		3.00%
Convertible Note Payable, Subsidiary	$ 60,000
Convertible Note Payable, Shares Issued Upon Conversion	60,000,000
Anti-Dilution Provision, Additional Shares Issued		2,020,618
Anti-Dilution Provision, Percentage held by EGCT shareholders		3.00%